Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2011
Accounting Policies [Abstract]
Carrying amount and classification of the assets and liabilities of the Company’s VIE
	December 31,
	2011	2010
Total assets	$230,000	$257,000
Total liabilities	$185,000	$190,000